T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  86.6% (1)
Aerospace & Defense  2.7%
Apple Bidco , FRN, 1M TSFR +
3.50%, 8.747%, 9/22/28  3,885 3,896
Bleriot U.S. Bidco , FRN, 3M TSFR +
3.25%, 8.585%, 10/31/30 (2) 8,688 8,726
Brown Group Holding, FRN, 1M
TSFR + 2.75%, 7.956%, 7/1/31  3,727 3,724
Dynasty Acquisition, FRN, 1M TSFR
+ 3.50%, 8.747%, 8/24/28  36,464 36,580
Peraton , FRN, 3M TSFR + 7.75%,
12.971%, 2/1/29  10,341 10,031
Peraton , FRN, 3M TSFR + 8.00%,
13.221%, 2/1/29  8,102 8,035
TransDigm , FRN, 3M TSFR + 2.50%,
7.843%, 2/28/31  18,745 18,762
TransDigm , FRN, 3M TSFR + 2.75%,
8.085%, 8/24/28  15,861 15,923
TransDigm , FRN, 3M TSFR + 2.75%,
8.085%, 3/22/30  5,869 5,890
111,567
Airlines  1.6%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 10.294%, 4/20/28 (2) 60,782 62,841
SkyMiles IP, FRN, 3M TSFR +
3.75%, 9.032%, 10/20/27  4,613 4,709
67,550
Automotive  2.6%
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 9.361%, 4/6/28  14,919 14,947
Clarios Global, FRN, 1M TSFR +
2.50%, 7.747%, 5/6/30  8,355 8,362
Fastlane Parent, FRN, 1M TSFR +
4.50%, 9.747%, 9/29/28  8,586 8,403
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.50%, 8.747%,
5/4/28  23,249 23,261
Tenneco, FRN, 3M TSFR + 5.00%,
10.229%, 11/17/28  17,587 16,878
Wand NewCo 3, FRN, 1M TSFR +
3.25%, 8.497%, 1/30/31  38,053 38,085
109,936
Broadcasting  1.7%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 9.361%,
8/21/28  10,662 10,622
CMG Media, FRN, 3M TSFR +
3.50%, 8.935%, 12/17/26  10,602 9,129
NEP Group, FRN, 1M TSFR +
7.00%, 12.361%, 10/19/26  3,845 3,087
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 10.404%, 4/11/29  22,688 21,681
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.154%, 10/11/29 (3) 9,435 9,388
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.611%, 3/15/26  5,789 5,783
Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 1M
TSFR + 3.50%, 8.861%, 1/31/29  3,720 3,605
Univision Communications, FRN, 3M
TSFR + 4.25%, 9.585%, 6/24/29  6,068 5,989
69,284
Building Products  0.5%
Chariot Buyer, FRN, 1M TSFR +
3.50%, 8.747%, 11/3/28  6,404 6,396
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.571%, 2/26/29  6,603 6,553
MIWD Holdco II, FRN, 1M TSFR +
3.50%, 8.747%, 3/28/31  8,290 8,325
21,274
Cable Operators  1.0%
Altice France, FRN, 3M TSFR +
5.50%, 10.801%, 8/15/28  22,776 17,262
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.837%, 1/18/28  12,439 11,848
Directv Financing, FRN, 1M TSFR +
5.00%, 10.361%, 8/2/27  4,482 4,504
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.611%, 9/25/26  11,955 9,570
43,184
Chemicals  2.1%
Avient , FRN, 3M TSFR + 2.00%,
7.307%, 8/29/29  2,024 2,030
Nouryon USA, FRN, 3M TSFR +
3.50%, 8.628%, 4/3/28  23,678 23,747
Nouryon USA, FRN, 3M TSFR +
3.50%, 8.821%, 4/3/28  5,771 5,793
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.704%, 4/23/29  26,051 25,574
Windsor Holdings III, FRN, 1M TSFR
+ 4.00%, 9.311%, 8/1/30  15,572 15,616
WR Grace Holdings, FRN, 1M TSFR
+ 3.25%, 8.497%, 9/22/28  15,427 15,457
88,217
Consumer Products  0.3%
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.75%, 7.997%, 12/21/28  6,866 6,882
Life Time, FRN, 3M TSFR + 4.00%,
9.514%, 1/15/26  7,285 7,302
14,184
Container  1.4%
Albea Beauty Holdings, FRN, 3M
Euribor + 5.00%, 8.722%, 12/31/27
(EUR)  3,880 4,298
Charter Next Generation, FRN, 1M
TSFR + 3.25%, 8.497%, 12/1/27  48,593 48,692
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 9.228%, 9/15/28  6,076 6,083
59,073
Energy  3.0%
Brazos Delaware II, FRN, 6M TSFR
+ 3.50%, 8.255%, 2/11/30  10,494 10,557
CPPIB OVM Member U.S., FRN, 1M
TSFR + 3.25%, 8.586%, 8/7/31  9,115 9,138

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EPIC Crude Services, FRN, 1M
TSFR + 5.00%, 10.361%, 3/2/26  7,934 7,948
Goodnight Water Solutions Holdings,
FRN, 3M TSFR + 5.25%, 10.445%,
6/4/29  8,905 8,860
M6 ETX Holdings II Midco , FRN, 1M
TSFR + 4.50%, 9.847%, 9/19/29  12,434 12,462
Medallion Midland Acquisition, FRN,
3M TSFR + 3.50%, 8.844%, 10/18/28  18,655 18,681
NGL Energy Operating, FRN, 1M
TSFR + 3.75%, 8.997%, 2/3/31 (2) 19,417 19,358
Northriver Midstream Finance,
FRN, 3M TSFR + 2.50%, 7.832%,
8/16/30 (2) 13,407 13,453
Prairie ECI Acquiror , FRN, 1M TSFR
+ 4.75%, 9.997%, 8/1/29  19,182 19,166
WaterBridge NDB Operating, FRN,
3M TSFR + 4.50%, 9.603%, 5/10/29  6,851 6,856
126,479
Entertainment & Leisure  3.8%
Cinemark USA, FRN, 1M TSFR +
3.25%, 8.523%, 5/24/30  4,116 4,126
Delta 2, FRN, 3M TSFR + 2.25%,
7.585%, 1/15/30  34,572 34,702
Motion Finco , FRN, 3M TSFR +
3.50%, 8.835%, 11/12/29  14,698 14,496
SeaWorld Parks & Entertainment,
FRN, 1M TSFR + 2.50%, 7.747%,
8/25/28  12,513 12,494
Six Flags Entertainment, FRN, 1M
TSFR + 2.00%, 7.201%, 5/1/31  4,135 4,140
StubHub Holdco Sub, FRN, 1M
TSFR + 4.75%, 9.997%, 3/15/30  12,782 12,723
UFC Holdings, FRN, 3M TSFR +
2.75%, 8.291%, 4/29/26  66,198 66,363
United Talent Agency, FRN, 1M
TSFR + 3.75%, 9.04%, 7/7/28  2,130 2,132
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 8.111%, 5/18/25  6,225 6,224
157,400
Financial  15.7%
Acrisure , FRN, 3M TSFR + 3.00%,
8.344%, 2/16/27  6,294 6,267
Acrisure , FRN, 3M TSFR + 3.25%,
8.594%, 11/6/30  27,458 27,237
Alliant Holdings Intermediate, FRN,
1M TSFR + 3.50%, 8.811%, 11/6/30  25,317 25,384
Armor Holdco, FRN, 6M TSFR +
4.50%, 10.014%, 12/11/28 (4) 4,052 4,083
AssuredPartners , FRN, 1M TSFR +
3.50%, 8.747%, 2/14/31  88,936 89,081
Citadel Securities, FRN, 1M TSFR +
2.25%, 7.497%, 7/29/30  3,895 3,902
Citco Funding, FRN, 3M TSFR +
2.75%, 8.097%, 4/27/28  8,225 8,266
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 9.847%, 8/9/26 (4) 4,418 4,175
Par/Shares $ Value
(Amounts in 000s)
‡
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.25%, 8.497%,
4/7/28 (2) 19,123 19,131
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 10.497%,
10/6/28  27,900 27,740
Focus Financial Partners, FRN, 1M
TSFR + 2.75%, 7.997%, 6/30/28 (2) 12,611 12,598
GTCR Everest Borrower, FRN, 1M
USD LIBOR + 3.00%, 6/3/31 (2) 15,055 14,955
Hightower Holding, FRN, 1M TSFR +
3.50%, 8.748%, 4/21/28  29,684 29,721
HUB International, FRN, 3M TSFR +
3.00%, 8.255%, 6/20/30  100,626 100,668
Jane Street Group, FRN, 1M TSFR +
2.50%, 7.861%, 1/26/28  15,594 15,600
Jones Deslauriers Insurance
Management, FRN, 3M TSFR +
3.25%, 8.397%, 3/15/30 (2) 28,632 28,623
OneDigital Borrower, FRN, 1M TSFR
+ 3.25%, 8.497%, 7/2/31  12,562 12,499
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 10.497%, 7/2/32 (2) 16,625 16,473
RFS OPCO, FRN, 3M TSFR +
5.00%, 10.335%, 4/4/31 (4) 4,970 4,920
Sedgwick Claims Management
Services, FRN, 3M TSFR + 3.00%,
8.252%, 2/24/28  35,559 35,588
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 9.128%, 2/18/27  4,963 4,730
Truist Insurance Holdings, FRN, 3M
TSFR + 3.25%, 8.585%, 5/6/31  30,925 30,932
Truist Insurance Holdings, FRN, 3M
TSFR + 4.75%, 10.085%, 5/6/32  100,759 102,253
USI, FRN, 3M TSFR + 2.75%,
8.085%, 11/22/29  21,738 21,730
USI, FRN, 3M TSFR + 2.75%,
8.085%, 9/27/30  8,379 8,373
654,929
Food  1.0%
Chobani , FRN, 1M TSFR + 3.25%,
8.611%, 10/25/27 (2) 3,151 3,161
Chobani , FRN, 1M TSFR + 3.75%,
9.087%, 10/25/27  9,007 9,036
Primary Products Finance, FRN, 3M
TSFR + 3.50%, 8.971%, 4/1/29  9,389 9,392
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.852%, 3/17/27  9,120 9,105
Triton Water Holdings, FRN, 3M
TSFR + 3.25%, 8.846%, 3/31/28  6,187 6,183
Triton Water Holdings, FRN, 3M
TSFR + 4.00%, 9.335%, 3/31/28  3,274 3,281
40,158
Gaming  2.3%
Caesars Entertainment, FRN, 1M
TSFR + 2.75%, 7.997%, 2/6/30 (2) 14,714 14,707
Caesars Entertainment, FRN, 1M
TSFR + 2.75%, 7.997%, 2/6/31  17,506 17,477

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Great Canadian Gaming, FRN, 3M
TSFR + 4.00%, 9.609%, 11/1/26  15,310 15,272
HRNI Holdings, FRN, 3M TSFR +
4.25%, 9.735%, 12/11/28  20,401 20,231
Light & Wonder International, FRN,
1M TSFR + 2.25%, 7.592%, 4/14/29  8,277 8,273
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 9.585%, 8/1/30  16,671 16,665
Playtika Holding, FRN, 1M TSFR +
2.75%, 8.111%, 3/13/28  4,086 4,078
96,703
Health Care  8.9%
AthenaHealth Group, FRN, 1M TSFR
+ 3.25%, 8.497%, 2/15/29  31,964 31,691
Auris Luxembourg III, FRN, 6M
TSFR + 4.25%, 9.564%, 2/28/29  12,075 12,135
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 8.661%, 5/10/27  7,481 7,371
Concentra Health Services, FRN, 1M
TSFR + 2.25%, 7.497%, 7/26/31 (4) 10,373 10,399
eResearchTechnology , FRN, 1M
TSFR + 4.00%, 9.247%, 2/4/27 (2) 10,512 10,563
Financiere Mendel, FRN, 3M TSFR +
3.25%, 8.354%, 11/12/30  4,389 4,393
Heartland Dental, FRN, 1M TSFR +
4.50%, 9.747%, 4/28/28  21,230 21,000
Inception Finco , FRN, 3M TSFR +
4.50%, 9.835%, 3/10/31  8,817 8,882
Insulet , FRN, 1M TSFR + 2.50%,
7.747%, 8/4/31  5,083 5,095
LifePoint Health, FRN, 1M TSFR +
4.00%, 9.342%, 5/17/31  21,915 21,956
LifePoint Health, FRN, 3M TSFR +
4.75%, 10.054%, 11/16/28  24,772 24,843
MED ParentCo , FRN, 1M TSFR +
4.00%, 9.247%, 4/15/31  6,347 6,355
Medline Borrower, FRN, 1M TSFR +
2.75%, 7.997%, 10/23/28  69,184 69,320
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 9.066%, 10/24/30 (5) 5,413 5,400
Phoenix Newco , FRN, 1M TSFR +
3.00%, 8.247%, 11/15/28  19,101 19,165
Project Ruby Ultimate Parent, FRN,
1M TSFR + 3.25%, 8.611%, 3/10/28  5,984 5,981
Sebia , FRN, 3M TSFR + 4.25%,
9.585%, 12/13/27  13,993 13,993
Select Medical, FRN, 1M TSFR +
3.00%, 8.247%, 3/6/27  706 709
Soliant Lower Intermediate, FRN, 1M
TSFR + 3.75%, 8.997%, 7/18/31  6,710 6,710
Star Parent, FRN, 3M TSFR +
3.75%, 9.085%, 9/27/30  21,049 20,900
Summit Behavioral Healthcare,
FRN, 3M TSFR + 4.25%, 9.307%,
11/24/28 (4) 8,546 8,247
Surgery Center Holdings, FRN, 1M
TSFR + 2.75%, 8.061%, 12/19/30  31,254 31,284
Par/Shares $ Value
(Amounts in 000s)
‡
VetStrategy Canada Holdings,
FRN, 3M TSFR + 4.75%, 10.085%,
12/12/28  5,279 5,268
Vizient , FRN, 1M TSFR + 2.00%,
7.247%, 8/1/31  5,220 5,230
Waystar Technologies, FRN, 1M
TSFR + 2.75%, 7.997%, 10/22/29  12,628 12,668
369,558
Information Technology  15.3%
Applied Systems, FRN, 3M TSFR +
3.50%, 8.835%, 2/24/31  62,559 62,794
Applied Systems, FRN, 3M TSFR +
5.25%, 10.585%, 2/23/32  47,869 49,544
AppLovin , FRN, 1M TSFR + 2.50%,
7.747%, 10/25/28  12,340 12,350
AppLovin , FRN, 1M TSFR + 2.50%,
7.747%, 8/16/30  6,472 6,478
Boxer Parent, FRN, 1M TSFR +
3.75%, 9.005%, 7/30/31  17,300 17,246
Boxer Parent, FRN, 1M TSFR +
5.75%, 11.005%, 7/3/32 (2) 14,660 14,452
Capstone Borrower, FRN, 3M TSFR
+ 3.25%, 8.585%, 6/17/30  6,257 6,285
Central Parent, FRN, 3M TSFR +
3.25%, 8.585%, 7/6/29  36,242 35,888
Cloud Software Group, FRN, 3M
TSFR + 4.00%, 9.335%, 3/30/29  52,742 52,692
Cloud Software Group, FRN, 3M
TSFR + 4.50%, 9.835%, 3/21/31  8,034 8,064
Connect Finco , FRN, 1M TSFR +
4.50%, 9.747%, 9/27/29  15,025 14,593
ConnectWise , FRN, 3M TSFR +
3.50%, 9.096%, 9/29/28  6,589 6,593
Conservice Midco , FRN, 1M TSFR +
3.50%, 8.747%, 5/13/27  3,279 3,284
Delivery Hero Finco , FRN, 3M TSFR
+ 5.00%, 10.103%, 12/12/29  4,236 4,233
Delta Topco, FRN, 3M TSFR +
3.50%, 8.198%, 11/30/29  19,957 19,989
Delta Topco, FRN, 3M TSFR +
5.25%, 9.948%, 11/29/30  26,970 27,105
Dye & Durham, FRN, 3M TSFR +
4.25%, 9.685%, 4/11/31  16,587 16,628
ECI Macola , FRN, 3M TSFR +
3.75%, 9.085%, 5/9/30  16,856 16,935
Ellucian Holdings, FRN, 1M TSFR +
3.50%, 8.847%, 10/9/29  44,377 44,460
Epicor Software, FRN, 1M TSFR +
3.25%, 7/30/27 (2) 1,281 1,285
Epicor Software, FRN, 1M TSFR +
3.25%, 7.71%, 5/23/31 (5) 69,890 70,125
Fleet U.S. Bidco , FRN, 6M TSFR +
2.75%, 7.578%, 2/10/31 (4) 8,023 8,023
Go Daddy Operating, FRN, 1M TSFR
+ 2.00%, 7.247%, 11/9/29  3,402 3,402
Infinite Bidco , FRN, 3M TSFR +
7.00%, 12.514%, 3/2/29  7,387 6,144
McAfee, FRN, 1M TSFR + 3.25%,
8.451%, 3/1/29  34,165 34,032

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MH Sub I, FRN, 1M TSFR + 4.25%,
9.497%, 5/3/28  17,090 17,035
MH Sub I, FRN, 3M TSFR + 6.25%,
11.502%, 2/23/29  12,854 12,603
Mitchell International, FRN, 1M TSFR
+ 5.25%, 10.497%, 6/17/32 (2) 8,655 8,520
Mosel Bidco , FRN, 3M TSFR +
4.50%, 9.835%, 9/16/30 (4) 3,150 3,170
RealPage , FRN, 1M TSFR + 3.00%,
8.361%, 4/24/28  6,484 6,208
RealPage , FRN, 1M TSFR + 6.50%,
11.861%, 4/23/29  31,994 30,268
SS&C Technologies, FRN, 1M TSFR
+ 2.00%, 7.247%, 5/9/31  3,122 3,130
Uber Technologies, FRN, 3M TSFR +
2.75%, 8.089%, 3/3/30  14,036 14,087
637,645
Lodging  0.9%
Aimbridge Acquisition, FRN, 1M
TSFR + 3.75%, 9.111%, 2/2/26  18,574 18,083
Aimbridge Acquisition, FRN, 1M
TSFR + 4.75%, 10.111%, 2/2/26  11,370 11,111
Casper Bidco , FRN, 1M Euribor +
4.25%, 7.845%, 3/21/31 (EUR)  3,565 3,943
Four Seasons Hotels, FRN, 1M
TSFR + 2.00%, 7.247%, 11/30/29  2,517 2,523
35,660
Manufacturing  4.2%
Alliance Laundry Systems, FRN, 1M
TSFR + 3.50%, 8.842%, 8/9/31  10,140 10,163
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.75%, 9.346%,
5/19/28  20,844 20,890
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 11.596%,
5/21/29  19,366 19,172
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 12.096%,
5/21/29  9,917 9,830
Filtration Group, FRN, 1M TSFR +
3.50%, 8.861%, 10/21/28  47,328 47,440
LTI Holdings, FRN, 1M TSFR +
4.75%, 9.997%, 7/30/29  36,135 35,557
Madison IAQ, FRN, 1M TSFR +
2.75%, 7.889%, 6/21/28 (2) 12,599 12,610
Pro Mach Group, FRN, 1M TSFR +
3.50%, 8.747%, 8/31/28  11,442 11,499
Pro Mach Group, FRN, 1M USD
LIBOR + 3.50%, 8/31/28 (2) 3,465 3,482
Watlow Electric Manufacturing, FRN,
3M TSFR + 3.75%, 9.264%, 3/2/28  6,184 6,215
176,858
Metals & Mining  0.5%
Arsenal AIC Parent, FRN, 1M TSFR
+ 3.25%, 8.56%, 8/18/30  19,391 19,415
19,415
Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  0.7%
Frontier Communications Holdings,
FRN, 6M TSFR + 3.50%, 8.763%,
7/1/31 (2) 14,495 14,495
Level 3 Financing, FRN, 1M TSFR +
6.56%, 4/15/29 (2) 14,405 14,483
28,978
Restaurants  1.2%
BCPE Grill Parent, FRN, 3M TSFR +
4.75%, 10.002%, 9/30/30  6,229 5,929
Dave & Buster's, FRN, 1M TSFR +
3.25%, 8.50%, 6/29/29  6,164 6,153
Fertitta Entertainment, FRN, 1M
TSFR + 3.75%, 9.087%, 1/27/29  6,956 6,940
IRB Holding, FRN, 1M TSFR +
2.75%, 8.097%, 12/15/27  29,079 29,090
48,112
Retail  0.6%
CNT Holdings I, FRN, 3M TSFR +
3.50%, 8.752%, 11/8/27  17,941 17,977
PetSmart, FRN, 1M TSFR + 3.75%,
9.097%, 2/11/28  6,364 6,316
24,293
Satellites  0.4%
Iridium Satellite, FRN, 1M TSFR +
2.25%, 7.497%, 9/20/30  10,392 10,347
Viasat , FRN, 1M TSFR + 4.50%,
9.941%, 5/30/30  7,905 7,337
17,684
Services  9.2%
AAL Delaware Holdco, FRN, 1M
TSFR + 3.50%, 8.747%, 7/30/31  5,345 5,360
AG Group Holdings, FRN, 1M TSFR
+ 4.00%, 9.247%, 12/29/28  3,915 3,860
Albion Financing 3, FRN, 3M TSFR +
4.25%, 9.826%, 8/2/29  18,558 18,643
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 9.097%, 5/12/28  40,359 40,103
Anticimex Global, FRN, 3M TSFR +
3.15%, 8.48%, 11/16/28  8,322 8,331
Anticimex Global, FRN, 3M TSFR +
3.40%, 8.73%, 11/16/28  738 741
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.847%, 12/11/28  8,577 8,557
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.097%, 12/10/29  31,730 30,381
Boost Newco Borrower, FRN, 3M
TSFR + 2.50%, 7.748%, 1/31/31  36,335 36,361
CD&R Firefly Bidco , FRN, 3M
EURIBOR + 4.00%, 7.636%, 6/21/28
(EUR)  1,500 1,665
CD&R Firefly Bidco , FRN, 3M
Euribor + 4.50%, 8.136%, 6/21/28
(EUR)  6,030 6,697
CoreLogic , FRN, 1M TSFR + 6.50%,
11.861%, 6/4/29  10,210 9,857

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crown Subsea Communications
Holding, FRN, 3M TSFR + 4.00%,
9.252%, 1/30/31  8,480 8,529
Dayforce , FRN, 1M TSFR + 2.50%,
7.747%, 3/3/31  6,460 6,456
Dun & Bradstreet, FRN, 1M TSFR +
2.75%, 8.026%, 1/18/29  6,187 6,194
EG America, FRN, 1M TSFR +
5.50%, 11.072%, 2/7/28  5,941 5,921
EG Finco , FRN, 3M EURIBOR +
7.00%, 10.722%, 4/30/27 (EUR)  6,060 6,221
Fortress Intermediate 3, FRN, 1M
TSFR + 3.75%, 9.002%, 6/27/31 (4) 10,660 10,660
Fugue Finance, FRN, 3M TSFR +
3.75%, 8.807%, 2/26/31  3,137 3,156
HireRight Holdings, FRN, 3M TSFR +
4.00%, 9.335%, 9/27/30 (2) 14,935 14,835
HomeServe USA, FRN, 1M TSFR +
2.50%, 7.836%, 10/21/30  6,633 6,641
Mermaid Bidco , FRN, 3M TSFR +
3.25%, 8.492%, 7/3/31 (2)(4) 13,565 13,616
Planet U.S. Buyer, FRN, 3M TSFR +
3.50%, 8.604%, 2/7/31  7,445 7,486
Project Boost Purchaser, FRN, 3M
TSFR + 3.50%, 8.786%, 7/2/31  14,382 14,414
Project Boost Purchaser, FRN, 3M
TSFR + 5.25%, 10.536%, 7/16/32  6,155 6,190
Renaissance Holdings, FRN, 3M
TSFR + 4.25%, 9.497%, 4/5/30  10,384 10,376
TK Elevator U.S. Newco , FRN, 6M
TSFR + 3.50%, 8.588%, 4/30/30  6,200 6,220
UKG, FRN, 3M TSFR + 3.25%,
8.555%, 2/10/31  84,713 84,893
382,364
Utilities  3.7%
Constellation Renewables, FRN, 3M
TSFR + 2.25%, 7.307%, 12/15/27  14,679 14,689
Eastern Power, FRN, 1M TSFR +
5.25%, 10.497%, 10/2/25 (2) 6,234 6,233
Edgewater Generation, FRN, 1M
TSFR + 4.25%, 9.497%, 8/1/30 (2) 16,832 16,973
Generation Bridge Northeast, FRN,
1M TSFR + 3.50%, 8.747%, 8/22/29  7,823 7,875
Hamilton Projects Acquiror , FRN, 1M
TSFR + 3.75%, 8.997%, 5/30/31  6,855 6,904
Innio North America Holding, FRN,
3M TSFR + 3.25%, 8.536%, 11/2/28  3,621 3,628
Parkway Generation, FRN, 3M TSFR
+ 4.75%, 2/18/29 (2) 12,722 12,791
PG&E, FRN, 1M TSFR + 2.50%,
7.747%, 6/23/27  8,545 8,570
Pike, FRN, 1M TSFR + 3.00%,
8.361%, 1/21/28  6,279 6,301
Talen Energy Supply, FRN, 1M TSFR
+ 3.50%, 8.596%, 5/17/30  23,417 23,518
TerraForm Power Operating, FRN,
3M TSFR + 2.50%, 7.935%, 5/21/29  21,147 21,147
Vistra Zero Operating, FRN, 1M
TSFR + 2.75%, 7.997%, 4/30/31  12,743 12,805
Par/Shares $ Value
(Amounts in 000s)
‡
Wec U.S. Holdings, FRN, 1M TSFR
+ 2.75%, 7.997%, 1/27/31  10,624 10,630
152,064
Wireless Communications  1.3%
Asurion , FRN, 1M TSFR + 3.25%,
8.611%, 12/23/26  6,001 5,971
Asurion , FRN, 1M TSFR + 4.25%,
9.597%, 8/19/28  5,197 5,163
Asurion , FRN, 1M TSFR + 5.25%,
10.611%, 1/31/28  22,105 20,614
Asurion , FRN, 1M TSFR + 5.25%,
10.611%, 1/20/29  25,513 23,528
55,276
Total Bank Loans (Cost
$3,600,342) 3,607,845
CORPORATE BONDS  9.2%
Aerospace & Defense  0.1%
TransDigm , 6.75%, 8/15/28 (6) 3,190 3,274
3,274
Airlines  0.1%
Mileage Plus Holdings, 6.50%,
6/20/27 (6) 4,316 4,353
4,353
Automotive  1.7%
Adient Global Holdings, 4.875%,
8/15/26 (6) 4,170 4,113
Adient Global Holdings, 7.00%,
4/15/28 (6) 2,495 2,554
Ford Motor Credit, FRN, SOFR +
2.95%, 8.319%, 3/6/26  15,635 16,018
Rivian Holdings, FRN, 6M TSFR +
6.053%, 11.359%, 10/15/26 (6) 47,141 47,377
70,062
Broadcasting  0.4%
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (6) 2,980 3,099
Neptune Bidco U.S., 9.29%,
4/15/29 (6) 4,380 4,375
Townsquare Media, 6.875%,
2/1/26 (6) 3,895 3,866
Univision Communications, 8.00%,
8/15/28 (6) 7,529 7,585
18,925
Cable Operators  0.6%
Altice Financing, 9.625%, 7/15/27 (6) 1,438 1,368
Altice France Holding, 10.50%,
5/15/27 (6) 17,255 6,816
CSC Holdings, 11.25%, 5/15/28 (6) 8,490 7,513
CSC Holdings, 11.75%, 1/31/29 (6) 8,820 7,784
23,481
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (6)(7) 1,644 1,340

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vibrantz Technologies, 9.00%,
2/15/30 (6) 4,560 4,155
5,495
Consumer Products  0.1%
Life Time, 8.00%, 4/15/26 (6) 6,385 6,449
6,449
Energy  0.3%
NGL Energy Operating, 8.125%,
2/15/29 (6) 2,975 3,031
Seadrill Finance, 8.375%, 8/1/30 (6) 3,884 4,098
Venture Global LNG, 9.50%,
2/1/29 (6) 4,320 4,865
11,994
Entertainment & Leisure  0.2%
NCL, 8.125%, 1/15/29 (6) 3,913 4,182
NCL, 8.375%, 2/1/28 (6) 3,470 3,643
7,825
Financial  1.7%
Acrisure , 8.50%, 6/15/29 (6) 8,430 8,725
Alliant Holdings Intermediate, 6.75%,
10/15/27 (6) 4,250 4,234
Alliant Holdings Intermediate, 6.75%,
4/15/28 (6) 4,200 4,268
AssuredPartners , 5.625%,
1/15/29 (6) 5,595 5,343
GTCR AP Finance, 8.00%,
5/15/27 (6) 4,550 4,550
Hightower Holding, 9.125%,
1/31/30 (6) 8,750 8,991
HUB International, 7.25%,
6/15/30 (6) 11,370 11,839
HUB International, 7.375%,
1/31/32 (6) 4,370 4,517
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (6) 13,810 14,570
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (6) 4,300 4,666
Ryan Specialty, 4.375%, 2/1/30 (6) 895 850
72,553
Gaming  0.0%
International Game Technology,
6.50%, 2/15/25 (6) 1,366 1,366
1,366
Health Care  1.0%
Bausch + Lomb, 8.375%, 10/1/28 (6) 6,570 6,882
CHS, 8.00%, 12/15/27 (6) 4,205 4,205
CHS, 10.875%, 1/15/32 (6) 6,500 7,020
LifePoint Health, 10.00%, 6/1/32 (6) 2,728 2,953
LifePoint Health, 11.00%,
10/15/30 (6) 16,835 18,939
39,999
Information Technology  0.7%
Cloud Software Group, 8.25%,
6/30/32 (6) 6,420 6,709
Cloud Software Group, 9.00%,
9/30/29 (6) 17,495 17,604
Par/Shares $ Value
(Amounts in 000s)
‡
Dye & Durham, 8.625%, 4/15/29 (6) 4,040 4,217
28,530
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (6) 3,810 4,301
4,301
Other Telecommunications  0.3%
Level 3 Financing, 10.75%,
12/15/30 (6) 1,921 2,067
Level 3 Financing, 11.00%,
11/15/29 (6) 8,301 9,080
11,147
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (6) 3,115 3,325
3,325
Satellites  0.1%
Connect Finco , 6.75%, 10/1/26 (6) 3,940 3,905
3,905
Services  0.8%
Allied Universal Holdco, 7.875%,
2/15/31 (6) 6,172 6,265
Allied Universal Holdco, 9.75%,
7/15/27 (6) 8,365 8,365
Boost Newco Borrower, 7.50%,
1/15/31 (6) 2,780 2,957
eG Global Finance, 12.00%,
11/30/28 (6) 4,000 4,300
Sabre GLBL, 11.25%, 12/15/27 (6) 6,575 6,674
UKG, 6.875%, 2/1/31 (6) 3,755 3,886
32,447
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 6.16%, 3/20/26  9,405 9,441
9,441
Utilities  0.6%
NRG Energy, VR, 10.25% (6)(8)(9) 418 464
Talen Energy Supply, 8.625%,
6/1/30 (6) 5,790 6,239
Vistra , VR, 8.00% (6)(8)(9) 2,341 2,414
Vistra , Series C, VR, 8.875% (6)(8)
(9) 13,890 14,703
Vistra Operations, 5.125%,
5/13/25 (6) 901 899
24,719
Total Corporate Bonds (Cost
$384,860) 383,591
EQUITY MUTUAL FUNDS  0.1%
SPDR Blackstone / GSO Senior
Loan ETF  95 3,976
Total Equity Mutual Funds (Cost
$3,992) 3,976

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  5.2%
Money Market Funds  5.2%
T. Rowe Price Government Reserve
Fund, 5.34% (10)(11) 215,832 215,832
Total Short-Term Investments
(Cost $215,832) 215,832
Total Investments in
Securities 101.1%
(Cost $4,205,026) $ 4,211,244
Other Assets Less Liabilities
(1.1)% (47,515)
Net Assets 100.0% $ 4,163,729
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2024, were $7,437 and were valued at $7,939 (0.2% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $358,132 and represents 8.6% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Seven-day yield
(11) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.338% (SOFR + 0.00%) at Maturity, 9/20/24 25,500 925 — 925
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.338% (SOFR + 0.00%) at Maturity, 12/20/24 17,000 417 — 417
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.366% (SOFR + 0.00%) at Maturity, 12/20/24 7,125 38 — 38
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.366% (SOFR + 0.00%) at Maturity, 3/20/25 7,125 40 — 40
Total Bilateral Total Return Swaps — 1,420
Total Bilateral Swaps — 1,420

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 5,860 EUR 5,265 $ 19
HSBC Bank 11/22/24 USD 11,760 EUR 10,529 77
State Street 11/22/24 USD 5,869 EUR 5,265 27
Net unrealized gain (loss) on open forward
currency exchange contracts $ 123

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.34% $ —# $ — $ 3,606+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government Reserve Fund, 5.34% $ 289,741  ¤  ¤ $ 215,832^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,606 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,832.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional Floating Rate Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2024, totaled $(183,000) for the period ended August 31, 2024. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,540,552 $ 67,293 $ 3,607,845
Corporate Bonds — 383,591 — 383,591
Equity Mutual Funds 3,976 — — 3,976
Short-Term Investments 215,832 — — 215,832
Total Securities 219,808 3,924,143 67,293 4,211,244
Swaps — 1,420 — 1,420
Forward Currency Exchange Contracts — 123 — 123
Total $ 219,808 $ 3,925,686 $ 67,293 $ 4,212,787

T. ROWE PRICE Institutional Floating Rate Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E170-054Q1 08/24
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/24
Investment in Securities
Bank Loans $ 81,193 $ (531) $ 35,943 $ (19,578) $ 15,143 $ (44,877) $ 67,293